Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Unrealized Gains (Losses) On Marketable Investment Securities (Details) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)		$ (81)
Accumulated net unrealized gains, net of tax, in accumulated other comprehensive income (loss)	$ 0
Unrealized losses on markatable investment securites	0
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains		51
Unrealized Losses		(132)
Unrealized Gains Losses, Net		(81)
Maximum
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, net of tax, in accumulated other comprehensive income (loss)		(1,000)
Unrealized losses on markatable investment securites		1,000
Contractual maturities of restricted and non-restricted marketable investment securities
Debt securities with contractual maturities within one year	$ 1,000
U.S. Treasury and agency securities
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)		21
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains		40
Unrealized Losses		(19)
Unrealized Gains Losses, Net		21
Corporate securities
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)		(102)
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains		11
Unrealized Losses		(113)
Unrealized Gains Losses, Net		$ (102)